Property and equipment	12 Months Ended
Mar. 26, 2016
Property, Plant and Equipment [Abstract]
Property and equipment
5.	Property and equipment:

The components of property and equipment are as follows:

	As of
	March 26, 2016	March 28, 2015
	(In thousands)

Land	$4,909	$5,178
Buildings	7,274	7,664
Leasehold improvements	36,550	41,153
Equipment	1,933	2,083
Molds	838	934
Furniture and fixtures	9,858	9,914
Software and electronic equipment	19,155	19,911

	80,517	86,837
Accumulated depreciation	(51,098)	(58,293)

	$29,419	$28,544

The Company wrote off $10.4 million of gross fixed assets that were fully amortized during the year ended March 26, 2016, mostly related to leasehold improvements. Property and equipment, having a cost of $12.1 million and a net book value of $8.4 million at March 26, 2016, and a cost of $18.8 million and a net book value of $10.6 million at March 28, 2015, are under capital leasing arrangements.